UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2008



                          Check here if Amendment [X]

                        This Amendment No. 1 (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Athena Capital Management Inc.

Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004

Form 13F File Number: 28-12902



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Danielle D'Angelo

Title: Attorney-In-Fact for David P. Cohen, President

       of Athena Capital Management Inc.

Phone: (914) 220-1930 for Danielle D'Angelo

       or (484)434-2258 for David P. Cohen





Signature, Place, and Date of Signing:



Athena Capital Management Inc.

  By: Mr. David P. Cohen, President

      By: /s/ Danielle D'Angelo

	  Danielle D'Angelo

	  White Plains, New York

	  March 18, 2009



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:





Number of Other Managers: 1

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: 521,000



List of Other Included Managers:



No.	Name					Form 13F File Number



------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8

----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY

    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
PATHFINDER BANKCORP INC 70320A103  COM         193       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANKCORP INC 70320A103  COM         328       52407      SH          SOLE            N/A         52407

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.


==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.



						By: /s/ David P. Cohen

						   David P. Cohen